Debt - Schedule of Components of Interest (Expense) Income Net (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Loan interest	$ 14,282	$ 12,573	$ 29,568	$ 24,228	$ 56,144	$ 48,815	$ 54,615
Commitment / letter of credit fees	885	1,927	3,047	4,163	7,841	3,998	2,986
Amortization of deferred financing fees and discount	2,833	3,002	6,085	5,965	11,943	6,261	6,690
Interest on sale-leasebacks	4,201	4,640	8,392	9,160	18,221	21,636	0
Loss (gain) on interest rate swaps, net	0	(659)	42	(659)	(5,485)	(1,356)	(2,428)
Change in fair value of interest rate swaps, net	(6,542)	12,381	(7,187)	34,122	26,223	(44,748)	(17,763)
Interest capitalized	(11,169)	(7,491)	(23,176)	(13,667)	(33,349)	(23,651)	(23,378)
Total	4,490	26,373	16,771	63,312	81,538	10,955	20,722
Interest income, deposits with financial institutions	(200)	(500)	(400)	(800)	(1,600)	(2,100)	(400)
Interest income on non-bank deposits	(200)	(500)	(400)	(800)		(1,200)	0
Interest rate swap contracts
Debt Instrument [Line Items]
Loan interest	$ 2,800	$ 5,500	$ 5,500	$ 10,500	$ 18,300	$ 27,900	$ 26,700